SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
VALUATION AND QUALIFYING ACCOUNTS
Beginning Balance of Period	$ 16,181	$ 9,320	$ 3,657
Additions Charged to Costs and Expenses	6,685	6,861	5,937
Additions Charged to Paid in Capital			(274)
Ending Balance of Period	$ 22,866	$ 16,181	$ 9,320